Condensed Consolidated Statements of Operations (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock-based compensation	$ 45,790	$ 43,600	$ 272,147
Amortization of debt discounts	20,324	4,892	116,643
Officer and Director [Member]
Stock-based compensation	24,790	33,600	109,147	0
Professional and Consulting [Member]
Stock-based compensation	$ 29,850	$ 0	$ 163,000	$ 0